CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (3,973)	$ (10,349)	$ (9,500)	$ (20,129)
Adjustments to reconcile net loss to net cash provided by (used in) operations (see Appendix A)	2,310	(4,892)	8,722	1,942
Net cash used in operating activities	(1,663)	(15,241)	(778)	(18,187)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capitalized development costs	(4,449)	(3,269)	(7,984)	(6,131)
Acquisition of property and equipment	(178)	(410)	(274)	(599)
Loans granted to an equity method investee	(620)	0	(620)	0
Increase in bank deposits	(1,123)	(370)	(1,182)	(7,048)
Payments for acquisitions of subsidiaries, net of cash acquired	0	440	0	440
Interest received	424	35	448	35
Investments in financial assets	(97)	(1,014)	(97)	(6,686)
Proceeds from sub-lessee	69	0	69	0
Net cash used in investing activities	(5,974)	(4,588)	(9,640)	(19,989)
CASH FLOWS FROM FINANCING ACTIVITIES:
Interest paid	(745)	(120)	(1,020)	(261)
Changes in short-term bank credit	6,643	0	10,874	0
Royalties paid in respect to government assistance plans	(67)	(36)	(67)	(36)
Transactions with non-controlling interests	0	0	0	(186)
Repayment of long-term bank loans	(248)	(248)	(502)	(1,711)
Repayment of long-term loans from others	(1,055)	(626)	(2,261)	(1,568)
Repayment of other long-term liabilities	(67)	(73)	(136)	(148)
Employee options exercised	937	410	1,033	501
Principal lease payments	(489)	(205)	(1,063)	(656)
Net cash provided by (used in) financing activities	4,909	(898)	6,858	(4,065)
Decrease in cash and cash equivalents	(2,728)	(20,727)	(3,560)	(42,241)
Balance of cash and cash equivalents at beginning of period	33,212	64,752	33,880	87,332
Gains (losses) from exchange differences on cash and cash equivalents	424	(2,618)	537	(3,897)
Gains (losses) from translation differences on cash and cash equivalents of foreign activity operations	142	355	193	568
Balance of cash and cash equivalents at end of period	31,050	41,762	31,050	41,762
Adjustments in respect of:
Depreciation and amortization	3,156	1,932	5,783	3,936
Post-employment benefit obligations, net	22	(19)	26	(42)
Deferred taxes	(36)	(53)	(72)	(107)
Finance expenses (income), net	(807)	2,034	(1,018)	2,988
Expenses in respect of long-term employee benefits	38	41	98	91
Share of loss of equity method investees	383	570	741	1,071
Long-term deferred income	(26)	(26)	(52)	(52)
Expenses in respect of share-based compensation	1,425	2,063	2,985	5,165
Total adjustments	4,155	6,542	8,491	13,050
Changes in operating asset and liability items:
Decrease (Increase) in restricted cash transferable to customers for processing activity	(6,493)	338	(16,456)	(9,021)
Increase in receivables from processing activity	(4,662)	(2,777)	(7,023)	(7,965)
Increase in trade receivables	(2,517)	(4,784)	(4,949)	(5,851)
Increase in other current assets	(1,237)	(7,326)	(238)	(7,063)
Decrease (Increase) in inventory	4,432	(7,960)	850	(10,208)
Increase in payables in respect of processing activity	15,095	609	31,510	15,645
Increase (decrease) in trade payables	(4,516)	11,160	(2,032)	12,106
Increase (Decrease) in other payables	(1,947)	(694)	(1,431)	1,249
Total changes in operating asset and liability items	(1,845)	(11,434)	231	(11,108)
Total adjustments to reconcile net loss to net cash provided by (used in) operations	2,310	(4,892)	8,722	1,942
Appendix B – Information regarding investing and financing activities not involving cash flows:
Purchase of property and equipment in credit	2	70	2	70
Acquisition of right-of-use assets through lease liabilities	243	0	338	380
Share based payments costs attributed to development activities, capitalized as intangible assets	254	312	485	470
Recognition of receivable balance in respect of sub-lease against derecognition of right-of-use asset in respect of lease of buildings	$ 455	$ 0	$ 455	$ 0